LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS - Schedule of Lease Facilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Liquidity And Capital Resources [Line Items]
Right-of-use lease liabilities	$ 521.6	$ 480.0	$ 424.0
Bocomm Leasing Facility
Liquidity And Capital Resources [Line Items]
Right-of-use lease liabilities	148.9	162.2	137.3
Bocomm Leasing Facilities 2019-2021
Liquidity And Capital Resources [Line Items]
Right-of-use lease liabilities	0.0	49.4	59.2
Springliner Leases
Liquidity And Capital Resources [Line Items]
Right-of-use lease liabilities	27.9	30.7	33.4
China Development Bank Financial Leasing
Liquidity And Capital Resources [Line Items]
Right-of-use lease liabilities	149.0	160.8	150.8
China Merchant Bank Financial Leasing
Liquidity And Capital Resources [Line Items]
Right-of-use lease liabilities	195.8	37.3	0.0
Showa Leasing
Liquidity And Capital Resources [Line Items]
Right-of-use lease liabilities	0.0	18.7	20.9
Eifuku Leasing
Liquidity And Capital Resources [Line Items]
Right-of-use lease liabilities	$ 0.0	$ 20.9	$ 22.4